GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets, net, are as follows:

	December 31,
	2016	2015
	(In thousands)
Goodwill	$1,206,447	$1,218,380
Intangible assets with indefinite lives	214,461	219,797
Intangible assets with definite lives, net	3,221	19,026
Total goodwill and intangible assets, net	$1,424,129	$1,457,203

The following table presents the balance of goodwill, including the changes in the carrying value of goodwill, for the year ended December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In thousands)
Balance at January 1	$1,218,380	$718,129
Additions	737	549,146
(Deductions)	(2,984)	—
Foreign Exchange Translation	(9,686)	(48,895)
Balance at December 31	$1,206,447	$1,218,380
Dating additions for the year ended December 31, 2015 primarily related to the acquisitions of PlentyOfFish and Eureka.
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2016 and 2015, intangible assets with definite lives are as follows:

	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Trade names	$5,296	$(5,119)	$177	3.0
Technology	4,275	(3,531)	744	2.0
Other	3,000	(700)	2,300	5.0
Total	$12,571	$(9,350)	$3,221	4.2

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Trade names	$6,206	$(4,045)	$2,161	2.4
Customer Lists	16,002	(3,898)	12,104	0.9
Technology	4,633	(2,772)	1,861	2.0
Other	3,000	(100)	2,900	5.0
Total	$29,841	$(10,815)	$19,026	1.8

At December 31, 2016, amortization of intangible assets with definite lives is estimated to be as follows:

(In thousands)
2017	$1,453
2018	668
2019	600
2020	500
Total	$3,221